Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of New and Revised Standards and Interpretations
The accounting principles applied generally correspond to the policies used in the prior year.
NEW OR REVISED STANDARDS AND INTERPRETATIONS ADOPTED FOR THE FIRST TIME IN THE FINANCIAL YEAR

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Impact on MorphoSys
IFRS 9 (A)	Prepayment Features with Negative Compensation	01/01/2019	yes	none
IFRS 16	Leases	01/01/2019	yes	yes
IAS 19 (A)	Plan Amendment, Curtailment or Settlement	01/01/2019	yes	none
IAS 28 (A)	Long-term Interests in Associates and Joint Ventures	01/01/2019	yes	none
IFRIC 23	Uncertainty over Income Tax Treatments	01/01/2019	yes	yes

	Annual Improvements to IFRS Standards 2015 – 2017 Cycle	01/01/2019	yes	none

(A) Amendments

Summary Of Detailed Information About Operating Lease Commitments Explanatory
Based on the operating lease obligations as of December 31, 2018, the following reconciliation to the opening balance sheet value of the lease obligations resulted as of January 1, 2019.

in 000’ €	Lease Liabilities
Operating Lease Commitments disclosed as of December 31, 2018	22,530
Commitments for Not Identifiable Assets	(90)
Leases of Low Value Assets, Expensed on a Straight-Line Basis	(56)
Other	28
Lease Liabilities, undiscounted, as of January 1, 2019	22,412
Adjustments as a Result of Different Assessment of Extension Options	26,855

Gross Lease Liabilities as of January 1, 2019	49,267

Discounting	(8,484)

Lease Liabilities as of January 1, 2019	40,783

thereof short-term	2,026
thereof long-term	38,757

Summary of New and Revised Standards and Interpretations, Which Were Not Yet Mandatory for Financial Year or Were Not Yet Adopted by European Union, Were Not Applied
The following new or revised standards and interpretations that were not yet mandatory in the reporting period or have not yet been adopted by the European Union, have not been applied prematurely. The effects on the consolidated financial statements of standards marked with “yes” are considered probable and are currently being examined by the Group. Only significant effects are described in more detail. The effects on the consolidated financial statements of the extensions to IAS 1 and IAS 8 are not considered material and, therefore, not explained separately. Standards with the comment “none” are not expected to have a material impact on the consolidated financial statements
.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Business Combinations	01/01/2020	no	none
IFRS 9, IAS 39 a nd IFRS 7	Interest Rate Benchmark Reform	01/01/2020	yes	none
IFRS 17	Insurance Contracts	01/01/2021	no	none
IAS 1 a nd IAS 8 (A)	Definition of Material	01/01/2020	yes	yes
	Amendments to References to the Conceptual Framework in IFRS Standards	01/01/2020	yes	none

(A) Amendments

Summary of Detailed Information About In Significant Investments In Subsidiaries Explanatory
The following Group subsidiaries are included in the scope of consolidation, as shown in the table below.

Company	Purchase of Shares / Establishment	Included in Basis of Consolidation since
Lanthio Pharma B.V.	May 2015	05/07/2015
LanthioPep B.V.	May 2015	05/07/2015
MorphoSys US Inc.	July 2018	07/02/2018

Summary of Changes in Impairment Losses for Credit Risks
The changes in impairment losses for credit risks required to be recognized under IFRS 9 (see Note 2.4) in the statement of profit or loss for the financial years 2019 and 2018 under the item impairment losses on financial assets were as follows. Negative values represent additions and positive values represent reversals of risk provisions. There were no impairments in the 2019 financial year. The decline in this risk provision compared with January 1, 2019 resulted from lower premiums for credit default swaps of counterparties, which are used for the determination of any impairment losses.

	General Impairment Model			Simplified Impairment Model		Total
in 000’ €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2018	(136)	0	0	(112)	0	(248)
Unused Amounts Reversed	0	0	0	112	0	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(570)	(465)	0	(90)	0	(1,125)
Change between Impairment Stages	41	(41)	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2018	(665)	(506)	0	(90)	0	(1,261)
Balance as of January 1, 2019	(665)	(506)	0	(90)	0	(1,261)
Unused Amounts Reversed	445	427	0	90	0	962
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0	0	(80)	0	(80)
Change between Impairment Stages	(79)	79	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2019	(299)	0	0	(80)	0	(379)

Summary of Impairment Losses for Credit Risks on Financial Assets
The Group recognizes impairment losses for default risks for financial assets as follows:

Balance Sheet Item as of December 31, 2019	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	44,314	0	44,314	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	293,958	(299)	293,659	0.1%
Accounts Receivable	low	Lifetime Expected Credit Losses	15,162	(80)	15,082	0.5%

Balance Sheet Item as of December 31, 2018	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	43,165	(16)	43,149	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	275,805	(649)	275,156	0.2%
	medium	Lifetime Expected Credit Losses	93,102	(506)	92,596	0.5%
Accounts Receivable	low	Lifetime Expected Credit Losses	17,823	(90)	17,733	0.5%

Summary of Accounts Receivables by Region
The table below shows the accounts receivables by region as of the reporting date.

in €	12/31/2019	12/31/2018
Europe and Asia	6,984,944	13,176,523
USA and Canada	8,176,758	4,646,410
Other	0	0
Impairment	(80,000)	(90,000)

Total	15,081,702	17,732,933

Summary of Aging of Accounts Receivable
The following table shows the aging of accounts r
e
ceivable as of the reporting date. The loss rate for accounts receivable is valued at 0.5% as of December 31, 2019 (December 31, 2018: 0.5%).

	12/31/2019	12/31/2019	12/31/2019	12/31/2019
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	15,161,702	0	0	15,161,702
Impairment	(80,000)	0	0	(80,000)
Accounts Receivable, Net of Allowance for Impairment	15,081,702	0	0	15,081,702

	12/31/2018	12/31/2018	12/31/2018	12/31/2018
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	17,822,933	0	0	17,822,933
Impairment	(90,000)	0	0	(90,000)
Accounts Receivable, Net of Allowance for Impairment	17,732,933	0	0	17,732,933

Summary of Maturities of Accounts Payable
The following table shows the maturities of accounts payable as of the reporting date.

	12/31/2019	12/31/2019	12/31/2019
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	10,655,014	0	10,655,014
Convertible Bonds due to Related Parties	12,324	0	12,324

	12/31/2018	12/31/2018	12/31/2018
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	7,215,127	0	7,215,127
Convertible Bonds due to Related Parties	71,517	0	71,517

Summary of Exposure to Foreign Currency Risk
The table below shows the Group’s exposure to foreign currency risk based on the items’ carrying amounts.

as of December 31, 2019; in €	Euro	US$	Other	Impairment	Total
Cash and Cash Equivalents	26,400,595	17,913,455	0	0	44,314,050
Financial Assets at Fair Value through Profit or Loss	4,233,141	16,221,808	0	0	20,454,949
Other Financial Assets at Amortized Cost	251,199,363	41,756,008	0	(298,000)	292,657,371
Accounts Receivable	14,183,334	978,368	0	(80,000)	15,081,702
Restricted Cash (included in Other Current Assets)	713,232	289,537	0	(1,000)	1,001,769
Accounts Payable and Accruals	(52,126,110)	(4,910,130)	(5,662)	0	(57,041,902)

Total	244,603,555	72,249,046	(5,662)	(379,000)	316,467,939

as of December 31, 2018; in €	Euro	US$	Other	Impairment	Total
Cash and Cash Equivalents	38,732,565	6,743,271	0	(16,000)	45,459,836
Financial Assets at Fair Value through Profit or Loss	34,971,116	9,610,148	0	0	44,581,264
Other Financial Assets at Amortized Cost	365,823,783	0	0	(1,152,000)	364,671,783
Accounts Receivable	17,570,035	252,898	0	(90,000)	17,732,933
Restricted Cash (included in Other Current Assets)	772,425	12,901	0	(3,000)	782,326
Accounts Payable and Accruals	(43,638,268)	(1,122,347)	0	0	(44,760,615)
Gesamt	414,231,656	15,496,871	0	(1,261,000)	428,467,527

Summary of Fair Values of Financial Assets and Liabilities and Carrying Amounts

The table below shows the fair values of fi
n
ancial assets and liabilities and the carrying amounts presented in the consolidated balance sheet.

December 31, 2019;
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	5.1	*		44,314	0
Financial Assets at Fair Value through Profit or Loss	5.2	1		0	20,455
Other Financial Assets at Amortized Cost	5.2	*		207,735	0
Accounts Receivable	5.3	*		15,082	0
Other Receivables
thereof Financial Assets		*		1,217
thereof Forward Exchange Contracts used for Hedging	5.4	2		0	396
Current Assets				268,348	20,851
Other Financial Assets at Amortized Cost, Net of Current Portion	5.2	2		84,922	0
Shares at Fair Value through Other Comprehensive Income	5.9
thereof Shares at Level 1		1		0	0
thereof Shares at Level 3		3		0	0
Prepaid Expenses and Other Assets, Net of Current Portion	5.10
thereof Non-Financial Assets		n/a	147
thereof Restricted Cash		2		989	0
Non-current Assets			147	85,911	0

Total			147	354,259	20,851

Accounts Payable and Accruals	6.1	*		0	0
Current Portion of Lease Liabilities	5.7	n/a	(2,515)
Convertible Bonds – Liability Component		2		0	0
Current Liabilities				0	0
Lease Liabilities, Net of Current Portion	5.7	n/a	(40,042)
Non-current Liabilities				0	0

Total				0	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.
** Declaration waived in line with IFRS 7.29 (d) as disclosure is not required for lease liabilities.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	44,314	*
0	0	0	20,455	20,455
0	0	0	207,735	*
0	0	0	15,082	*
			1,613
			1,217	*
0	0	0	396	396
0	0	0	289,199
0	0	0	84,922	84,922
			14,077
13,690	0	0	13,690	13,690
387	0	0	387	387
			1,136
			147	n/a
0	0	0	989	989
14,077	0	0	100,135

14,077	0	0	389,334

0	(57,042)	0	(57,042)	*
			(2,515)	**
0	(12)	0	(12)	(12)
0	(57,054)	0	(59,569)
			(40,042)	**
0	0	0	(40,042)

0	(57,054)	0	(99,611)

December 31, 2018;
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	5.1	*		45,460	0
Financial Assets at Fair Value through Profit or Loss	5.2	1		0	44,581
Other Financial Assets at Amortized Cost	5.2	*		268,923	0
Accounts Receivable	5.3	*		17,733	0
Other Receivables
thereof Financial Assets		*		81
thereof Forward Exchange Contracts used for Hedging	5.4	2		0	66
Current Assets				332,197	44,647
Other Financial Assets at Amortized Cost, Net of Current Portion	5.2	2		95,749	0
Shares at Fair Value through Other Comprehensive Income	5.9	3		0	0
Prepaid Expenses and Other Assets, Net of Current Portion	5.10
thereof Non-Financial Assets		n/a	2,271
thereof Restricted Cash		2		711	0
Non-current Assets			2,271	96,460	0

Total			2,271	428,657	44,647

Accounts Payable and Accruals	6.1	*		0	0
Current Liabilities				0	0
Convertible Bonds – Liability Component		2		0	0
Non-current Liabilities				0	0

Total				0	0

* Declaration waived in
l
ine with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Finan c ial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	45,460 *
0	0	0	44,581	44,581
0	0	0	268,923 *
0	0	0	17,733 *
			147
			81 *
0	0	0	66	66
0	0	0	376,844
0	0	0	95,749	95,749
232	0	0	232	232
			2,982
			2,271	n/a
0	0	0	711	701
232	0	0	98,963

232	0	0	475,807

0	(44,761)	0	(44,761)	*
0	(44,761)	0	(44,761)
0	(72)	0	(72)	(72)
0	(72)	0	(72)

0	(44,833)	0	(44,833)

Summary of Capital Management

in 000’ €	12/31/2019	12/31/2018
Stockholders’ Equity	394,702	488,373
In % of Total Capital	79.5%	90.6%
Total Liabilities	101,738	50,391
In % of Total Capital	20.5%	9.4%

Total Capital	496,439	538,764

Summary of Estimated Useful Life or Remaining Term of Lease of Property Plant and Equipment

Asset Class	Useful Life	Depreciation Rates
Computer Hardware	3 years	33%
Low-value Laboratory and Office Equipment	Immediately	100%
Permanent Improvements to Property/Buildings	10 years	10%
Office Equipment	8 years	13%
Laboratory Equipment	4 years	25%

Summary of Intangible Assets and Goodwill
Goodwill is recognized for expected synergies from business combinations and the skills of the acquired workforce. Goodwill is tested annually for impairment as required by IAS 36 (see Note 5.8.5).

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
License Rights	8 - 10 years	13% - 10%
In-process R&D Programs	Not yet amortized, Impairment Only	-
Software	3 - 5 years	33% - 20%
Goodwill	Impairment Only	-